Schedule III - Schedule of Real Estate and Accumulated Depreciation (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Display	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of advertising displays | Display	354,571
Encumbrances	$ 0
Initial Cost	0
Gross Carrying Amount	3,293,778	$ 3,333,590	$ 3,201,434	$ 3,074,046
Accumulated Depreciation	$ (2,192,700)	(2,166,579)	(2,082,335)	(2,025,251)
Construction Date	Various
Acquisition Date	Various
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of advertising displays | Display	354,571
Encumbrances	$ 0
Initial Cost	0
Gross Carrying Amount	3,293,778	3,333,590	3,201,434	3,074,046
Accumulated Depreciation	$ (2,192,700)	$ (2,166,579)	$ (2,082,335)	$ (2,025,251)
Construction Date	Various
Acquisition Date	Various
Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	5 years
Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	5 years
Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	20 years
Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	20 years